Expenses (Details) - Schedule of other operating expenses - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Operating Expenses Abstract
Electricity charges		$ 46,755
Software running expenses		28,137
Repair & Maintainence expenses		69,163
Business Support service		12,134
Operating lease rentals	339	26,604
Regulatory expenses		14,019
Conveyance & Traveling expenses	13,819	8,370
Copy right charges		8,151
Security charges		3,193
Commission charges	16,340	74,324
Bad debts written off		61,385
CSR expenses	112,287	98,819
Share warrant expenses	1,562,911
Loss on disposal of a subsidiary (refer note 24)	225,098
Other operating expenses	105,520	134,220
Total other expenses	$ 2,036,314	$ 584,734